Allowance for Finance Receivable Losses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	$ 224	$ 180
Provision for finance receivable losses	91	79
Charge-offs	(109)	(90)
Recoveries	15	12
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale	(4)
Balance at end of period	217	181
Consolidated VIEs
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	128
Balance at end of period	113
Personal loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	173	130
Provision for finance receivable losses	73	55
Charge-offs	(89)	(61)
Recoveries	11	8
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale	0
Balance at end of period	168	132
SpringCastle Portfolio
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	4	3
Provision for finance receivable losses	14	20
Charge-offs	(17)	(22)
Recoveries	3	2
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale	(4)
Balance at end of period	0	3
Real estate loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	46	46
Provision for finance receivable losses	4	4
Charge-offs	(2)	(6)
Recoveries	1	1
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale	0
Balance at end of period	49	45
Retail Sales Finance
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period	1	1
Provision for finance receivable losses	0
Charge-offs	(1)	(1)
Recoveries		1
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale	0
Balance at end of period	$ 0	$ 1